Income Taxes (Reconciliation To Effective Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 475,966	$ 204,342	$ 100,305
Tax Jurisdiction of Domicile [Extensible Enumeration]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	$ 3,281
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	(23,245)
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Amount	(36,341)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	2,876
Income tax expense (benefit)	$ 420,583	$ 135,149	$ 26,468
Statutory federal income tax rate	21.00%	21.00%	21.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	0.20%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	(1.00%)
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	(1.60%)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent	0.10%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(0.10%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ (1,954)
Effective tax rate	18.60%	13.90%	5.50%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 475,966	$ 204,342	$ 100,305
Non-taxable investment income		(42,621)	(42,730)
Tax credits		(29,001)	(42,578)
State and Local Income Tax Expense (Benefit)		4,911	11,495
Other		(2,482)	(24)
Total income tax expense (benefit) on income (loss) before equity in earnings of operating joint ventures	$ 420,583	$ 135,149	$ 26,468
Effective tax rate	18.60%	13.90%	5.50%